Voyage revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	$ 68,624	$ 84,034
Unrearned revenue	16,738	16,684
Other Assets, Current	22,830	14,913
Demurrage income	13,649	32,435	$ 59,032
Revenues	949,269	1,437,156	1,427,423
Charter In Vessels [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,892	35,420	20,215
Sublease Income	3,643	10,208	1,212
Voyage Charter Agreements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	24,223	24,144
Unrearned revenue	5,556	9,215
Decrease in unearned revenue	3,659
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Other Assets, Current	4,275	4,366
Scrubber Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	54,943	99,104	47,824
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	4,551	4,965	(4,188)
Vessels Operating In Short Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	0	147	(328)
Vessels Operating With Other Parties [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (662)	$ (492)	$ 3,351